Revenues	9 Months Ended
Sep. 30, 2026
Revenue Recognition [Abstract]
Revenues
Note 4. Revenues
Disaggregation of Revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' location) and revenue type for the three and nine months ended September 30, 2026 and 2025:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas*
Systems	$25,791	$18,149	$56,878	$52,997
Consumables	34,396	34,175	99,955	101,303
Services	33,958	31,313	99,825	94,432
Total Americas	94,145	83,637	256,658	248,732

EMEA
Systems	5,669	9,573	23,457	28,907
Consumables	18,772	18,941	60,244	58,727
Services	7,412	7,925	22,408	22,806
Total EMEA	31,853	36,439	106,109	110,440

Asia Pacific
Systems	4,446	4,314	10,754	11,894
Consumables	8,035	8,909	27,313	28,819
Services	4,161	3,671	12,109	11,217
Total Asia Pacific	16,642	16,894	50,176	51,930

Total Revenues	$142,640	$136,970	$412,943	$411,102
*Revenues in the United States for the three months ended September 30, 2026 and 2025 amounted to $90.6 million and $80.2 million, respectively, and are included under the Americas region in the above table. Revenues in the United States for the nine months ended September 30, 2026 and 2025 amounted to $246.6 million and $237.4 million, respectively, and are included under the Americas region in the above table.
The following table presents the Company’s revenues disaggregated based on the timing of revenues recognition (at a specific point in time or over the course of time) for the three and nine months ended September 30, 2026 and 2025:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$97,109	$94,061	$278,601	$282,647
Services	13,062	11,501	37,334	36,246
Total revenues recognized in point in time	110,171	105,562	315,935	318,893

Revenues recognized over time from:
Services	32,469	31,408	97,008	92,209
Total revenues recognized over time	32,469	31,408	97,008	92,209

Total Revenues	$142,640	$136,970	$412,943	$411,102
Contract Assets and Contract Liabilities
Contract assets are recorded when the Company's right to consideration is conditioned on constraints other than the passage of time. The Company had no material contract assets as of September 30, 2026 and December 31, 2025.
Contract liabilities include advance payments and billings in excess of revenue recognized. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of September 30, 2026 and December 31, 2025 were as follows:

	September 30, 2026	December 31, 2025
	(U.S. $ in thousands)
Deferred revenues *	$65,111	$66,897
*Includes $16.9 million and $19.1 million under long-term deferred revenues in the Company's consolidated balance sheets as of September 30, 2026 and December 31, 2025, respectively.
Revenue recognized in 2026 that was included in deferred revenues balance as of December 31, 2025 was $9.3 million and $38.8 million for the three and nine months ended September 30, 2026, respectively.
Remaining Performance Obligations
Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of September 30, 2026, the total RPO amounted to $94.6 million. The Company expects to recognize $69.0 million of this RPO during the next 12 months, $13.2 million over the subsequent 12 months and the remaining $12.4 million thereafter.
Incremental Costs of Obtaining a Contract
Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of September 30, 2026 and December 31, 2025, the deferred commissions amounted to $7.9 million and $8.8 million, respectively and are presented under Other current assets and Other non-current assets.